INVENTORIES (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Classes of current inventories [abstract]
Amount of inventories recognised as expense	kr 0	kr 0	kr 2,383
Inventory write-down	kr 1,070	kr 5,736	kr 229